INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 3,936
Cost at end of year	2,849	$ 3,936
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(543)	(364)
Amortization	(80)	(195)
Foreign currency translation	146	16
Cost at end of year	$ (477)	$ (543)